UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21727
                                                    -----------

                        First Trust Mortgage Income Fund
       -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
       -----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
       -----------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                   Date of reporting period: January 31, 2013
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule of Investments is attached herewith.

FIRST TRUST MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2013 (UNAUDITED)

    PRINCIPAL                                                    STATED
      VALUE                       DESCRIPTION                    COUPON     STATED MATURITY     VALUE
----------------  -------------------------------------------  -----------  ---------------  ------------

MORTGAGE-BACKED SECURITIES - 71.8%

                 COLLATERALIZED MORTGAGE OBLIGATIONS - 57.2%
                  Adjustable Rate Mortgage Trust
$        230,235      Series 2004-5, Class 1A1 (a)...........     3.16%        04/25/35      $    227,247
                  Banc of America Mortgage Securities
         105,244      Series 2002-L, Class 1A1 (a)...........     2.90%        12/25/32            96,023
                  Bear Stearns Adjustable Rate Mortgage Trust
         921,311      Series 2004-9, Class 12A3 (a)..........     3.19%        11/25/34           917,856
                  Countrywide Alternative Loan Trust
           4,457      Series 2004-14T2, Class A6 ............     5.50%        08/25/34             4,449
         845,115      Series 2006-41CB, Class 2A17 ..........     6.00%        01/25/37           721,066
         101,575      Series 2007-11T1, Class A37 (b)........    38.80%        05/25/37           197,505
                  Countrywide Home Loan Mortgage Pass
                      Through Trust
         964,690      Series 2006-21, Class A8 ..............     5.75%        02/25/37           874,381
         117,203      Series 2007-15, Class 2A2 .............     6.50%        09/25/37            99,785
                  Countrywide Home Loans
         280,448      Series 2004-HYB1, Class 2A (a).........     2.90%        05/20/34           276,878
                  Credit Suisse First Boston Mortgage
                      Securities Corp.
       1,947,248      Series 2004-AR2, Class 1A1 (a).........     2.93%        03/25/34         1,835,323
                  DSLA Mortgage Loan Trust
       1,308,389      Series 2007-AR1, Class 2A1A (a)........     0.34%        04/19/47         1,049,848
                  GMAC Mortgage Corporation Loan Trust
         334,932      Series 2004-AR1, Class 22A (a).........     3.63%        06/25/34           317,113
                  GSAMP Trust
         886,036      Series 2007-HE1, Class A2B (a) ........     0.30%        03/25/47           693,726
         142,865      Series 2007-NC1, Class A2A (a) ........     0.25%        12/25/46            74,490
         276,453      Series 2007-NC1, Class A2B (a) ........     0.30%        12/25/46           145,444
       3,079,782      Series 2007-NC1, Class A2C (a) ........     0.35%        12/25/46         1,634,781
                  Harborview Mortgage Loan Trust
         273,042      Series 2004-1, Class 2A (a)............     2.85%        04/19/34           271,460
       1,089,035      Series 2004-6, Class 3A1 (a)...........     2.97%        08/19/34         1,065,779
                  JP Morgan Mortgage Trust
       2,445,006      Series 2005-ALT1, Class 4A1 (a)........     5.19%        10/25/35         2,257,364
         850,366      Series 2006-A2, Class 4A1 (a)..........     3.01%        08/25/34           866,758
                  JP Morgan Re-REMIC
       2,057,273      Series 2009-7, Class 12A1 (c) (d)......     6.25%        01/27/37         2,124,461
                  Lavendar Trust
       1,188,857      Series 2010-RR2A, Class A4 (e) ........     6.25%        10/26/36           719,332
                  MASTR Asset Securitization Trust
         271,127      Series 2006-HE5, Class A2 (a) .........     0.30%        11/25/36           147,814
       1,394,371      Series 2006-HE5, Class A3 (a) .........     0.36%        11/25/36           767,930
         287,440      Series 2006-HE5, Class A4 (a) .........     0.42%        11/25/36           159,899
       1,934,308      Series 2006-NC2, Class A3 (a) .........     0.31%        08/25/36           947,135
         882,919      Series 2006-NC2, Class A5 (a) .........     0.44%        08/25/36           443,523
         966,063      Series 2006-2, Class 1A10 .............     6.00%        06/25/36           941,710
                  Mellon Residential Funding Corp.
         438,110      Series 2001-TBC1, Class A1 (a).........     0.91%        11/15/31           432,876


                See Notes to Quarterly Portfolio of Investments           Page 1

FIRST TRUST MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JANUARY 31, 2013 (UNAUDITED)

    PRINCIPAL                                                    STATED
      VALUE                       DESCRIPTION                    COUPON     STATED MATURITY     VALUE
----------------  -------------------------------------------  -----------  ---------------  ------------

MORTGAGE-BACKED SECURITIES - (CONTINUED)

                 COLLATERALIZED MORTGAGE OBLIGATIONS - (CONTINUED)
                  Morgan Stanley Capital, Inc.
$        415,617      Series 2005-HE6, Class A2C (a).........     0.52%        11/25/35      $    412,311
                  Morgan Stanley Mortgage Loan Trust
         670,737      Series 2004-7AR, Class 2A6 (a).........     2.69%        09/25/34           680,470
                  Nationstar Home Equity Loan Trust
       1,731,000      Series 2006-B, Class AV4 (a) ..........     0.48%        09/25/36         1,370,750
                  Natixis Real Estate Capital Trust
       1,312,439      Series 2007-HE2, Class A1 (a) .........     0.33%        07/25/37           471,452
       1,383,507      Series 2007-HE2, Class A2 (a) .........     0.45%        07/25/37           509,088
         138,259      Series 2007-HE2, Class A3 (a) .........     0.50%        07/25/37            51,379
         283,843      Series 2007-HE2, Class A4 (a) .........     0.60%        07/25/37           107,549
                  Park Place Securities, Inc.
         557,822      Series 2004-MHQ1, Class M1 (a).........     0.90%        12/25/34           557,851
                  Provident Funding Mortgage Loan Trust
         365,957      Series 2005-1, Class 1A1 (a)...........     2.97%        05/25/35           364,516
                  Residential Accredit Loans, Inc.
       1,011,440      Series 2004-QS2, Class CB .............     5.75%        02/25/34         1,023,599
                  Residential Funding Mortgage Securities I
         335,135      Series 2005-S5, Class A5 ..............     5.25%        07/25/35           339,094
                  Securitized Asset Backed Receivables LLC
       1,336,524      Series 2007-BR2, Class A2 (a) .........     0.43%        02/25/37           584,193
                  Thornburg Mortgage Securities Trust
       1,244,035      Series 2004-3, Class A (a).............     0.94%        09/25/44         1,228,731
                  Wachovia Mortgage Loan Trust, LLC
         852,267      Series 2006-A, Class 3A1 (a)...........     2.74%        05/20/36           842,120
                  WaMu Mortgage Pass Through Certificates
       1,182,154      Series 2004-AR10, Class A1B (a) .......     0.67%        07/25/44         1,123,012
       1,492,039      Series 2005-AR11, Class A1A (a) .......     0.52%        08/25/45         1,406,187
       1,660,126      Series 2005-AR19, Class A1A2 (a).......     0.49%        12/25/45         1,524,727
         764,905      Series 2005-AR9, Class A1A (a).........     0.52%        07/25/45           738,544
       1,396,240      Series 2006-AR5, Class A1A (a) ........     1.16%        06/25/46         1,147,640
                  Washington Mutual Alternative Mortgage
                      Pass-Through Certificates
          61,314      Series 2007-5, Class A11 (b)...........     38.26%       06/25/37           112,429
                  Washington Mutual MSC Mortgage Pass-Through
         581,034      Series 2004-RA1, Class 2A .............     7.00%        03/25/34           615,983
                  Wells Fargo Mortgage Backed Securities
                      Trust
         980,785      Series 2004-A, Class A1 (a)............     4.89%        02/25/34         1,011,156
         994,974      Series 2004-Y, Class 1A2 (a)...........     2.68%        11/25/34         1,008,468
         510,429      Series 2005-AR16, Class 1A1 (a)........     2.75%        08/25/33           526,300
         495,000      Series 2006-AR1, Class 2A5 (a).........     5.35%        03/25/36           489,988
       1,350,759      Series 2006-AR10, Class 5A2 (a)........     2.60%        07/25/36         1,249,554
       1,486,424      Series 2007-10, Class 1A18 ............     6.00%        07/25/37         1,502,858
         994,023      Series 2007-16, Class 1A1 .............     6.00%        12/28/37         1,068,816
         870,110      Series 2007-2, Class 1A13 .............     6.00%        03/25/37           838,131


Page 2        See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JANUARY 31, 2013 (UNAUDITED)

    PRINCIPAL                                                    STATED
      VALUE                       DESCRIPTION                    COUPON     STATED MATURITY     VALUE
----------------  -------------------------------------------  -----------  ---------------  ------------

MORTGAGE-BACKED SECURITIES - (CONTINUED)

                 COLLATERALIZED MORTGAGE OBLIGATIONS - (CONTINUED)
                  Wells Fargo Mortgage Backed Securities
                      Trust (Continued)
$        220,179      Series 2007-8, Class 2A2 ..............     6.00%        07/25/37      $    216,956
                                                                                             ------------
                                                                                               43,435,808
                                                                                             ------------

                  COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.6%
                  Banc of America Commercial Mortgage Trust
       1,000,000      Series 2006-6, Class AJ ...............     5.42%        10/10/45           826,487
                  Credit Suisse Mortgage Capital Certificates
         820,000      Series 2007-C2, Class A3 ..............     5.54%        01/15/49           942,611
                  GS Mortgage Securities Corp II
       1,000,000      Series 2007-GG10, Class A4 (a) ........     5.79%        08/10/45         1,150,317
                  JP Morgan Chase Commercial Mortgage
                      Securities Corp
       1,500,000      Series 2007-LD12, Class A4 ............     5.88%        02/15/51         1,760,162
         800,000      Series 2009-IWST, Class C (a) (e) .....     7.45%        12/05/27           991,556
                  LB-UBS Commercial Mortgage Trust
         420,000      Series 2007-C1, Class AM ..............     5.46%        02/15/40           475,182
                  Morgan Stanley Capital I Trust
         980,000      Series 2007-IQ16, Class AM (a) ........     6.10%        12/12/49         1,143,232
         820,000      Series 2008-T29, Class AM (a) .........     6.27%        01/11/43           992,662
                  VNO Mortgage Trust
         900,000      Series 2012-6AVE, Class A (e) .........     3.00%        11/15/30           919,264
                  WaMu Mortgage Pass Through Certificates
         348,542      Series 2004-AR10, Class A3 (a) ........     0.80%        07/25/44           327,106
         288,433      Series 2004-AR8, Class A2 (a) .........     0.65%        06/25/44           268,026
       1,395,906      Series 2005-AR2, Class 2A23 (a) .......     0.58%        01/25/45         1,345,670
                                                                                             ------------
                                                                                               11,142,275
                                                                                             ------------
                  TOTAL MORTGAGE-BACKED SECURITIES ...................................         54,578,083
                  (Cost $50,598,891)                                                         ------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 42.7%

                  COLLATERALIZED MORTGAGE OBLIGATIONS - 16.3%
                  Federal Home Loan Mortgage Corp.
         165,928      Series 2641, Class SC (b)..............    13.49%        07/15/33           168,263
       3,698,048      Series 2807, Class SB, IO (b)..........     7.24%        11/15/33           652,930
         176,667      Series 3069, Class LI, IO .............     5.50%        08/15/32             2,267
          98,151      Series 3195, Class SX (b)..............    44.81%        07/15/36           145,557
       1,110,318      Series 3562, Class KI, IO .............     4.50%        11/15/22            50,762
         877,147      Series 3593, Class IP, IO .............     5.00%        06/15/36            31,167
       5,069,572      Series 3619, Class EI, IO .............     4.50%        05/15/24           323,852
       3,512,691      Series 3692, Class PS, IO (b)..........     6.39%        05/15/38           407,733
         632,298      Series 3702, Class SK (b)..............    14.08%        08/15/40           644,857
       7,172,975      Series 3726, Class KI, IO .............     3.50%        04/15/25           530,333
       4,240,978      Series 3870, Class WS, IO (b)..........     6.39%        06/15/31           758,758


                See Notes to Quarterly Portfolio of Investments           Page 3

FIRST TRUST MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JANUARY 31, 2013 (UNAUDITED)

    PRINCIPAL                                                    STATED
      VALUE                       DESCRIPTION                    COUPON     STATED MATURITY     VALUE
----------------  -------------------------------------------  -----------  ---------------  ------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - (CONTINUED)

                 COLLATERALIZED MORTGAGE OBLIGATIONS - (CONTINUED)
                  Federal Home Loan Mortgage Corp., STRIP
$      2,556,445      Series 232, Class IO, IO ..............     5.00%        08/01/35      $    335,264
                  Federal National Mortgage Association
       1,845,546      Series 2005-122, Class SN (b)..........    27.79%        01/25/36         2,631,519
         135,120      Series 2005-91, Class SH (b)...........    23.09%        05/25/33           138,165
       1,065,922      Series 2008-50, Class AI, IO ..........     5.50%        06/25/23            53,189
       5,200,026      Series 2010-103, Class ID, IO .........     5.00%        09/25/40           803,108
       8,394,657      Series 2010-139, Class KI, IO .........     1.09%        12/25/40           480,880
       2,412,826      Series 2010-142, Class PS, IO (b)......     5.85%        05/25/40           282,396
       1,884,898      Series 2010-145, Class TI, IO .........     3.50%        12/25/20           149,912
       5,948,772      Series 2010-40, Class MI, IO ..........     4.50%        08/25/24           427,812
                  Federal National Mortgage Association,
                      STRIP
       2,861,667      Series 360, Class 2, IO ...............     5.00%        08/01/35           360,230
       4,580,207      Series 406, Class 6, IO ...............     4.00%        01/25/41           518,136
                  Government National Mortgage Association
       2,082,796      Series 2009-65, Class NJ, IO ..........     5.50%        07/20/39           214,792
       4,642,308      Series 2010-115, Class IQ, IO .........     4.50%        11/20/38           699,849
       3,193,442      Series 2011-69, Class CI, IO ..........     5.00%        03/20/36           232,540
      11,649,793      Series 2011-131, Class EI, IO .........     4.50%        08/20/39         1,302,998
                                                                                             ------------
                                                                                               12,347,269
                                                                                             ------------

                  COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.2%
                  Government National Mortgage Association
       9,040,201      Series 2012-100, Class IO, IO (a) (d) .     0.89%        08/16/52           693,758
      12,181,422      Series 2012-70, Class IO, IO (a) (d) ..     0.96%        08/16/52           861,927
       7,534,036      Series 2012-78, Class IO, IO (a) (d) ..     1.05%        06/16/52           589,192
       2,681,905      Series 2012-95, Class IO, IO (a) (d) ..     1.05%        02/16/53           252,724
                                                                                             ------------
                                                                                                2,397,601
                                                                                             ------------

                  PASS-THROUGH SECURITIES - 23.2%
                  Fannie Mae REMICs
       1,567,799      Series 2005-83, Class LZ (d)...........     5.50%        10/25/35         1,694,343
                  Federal Home Loan Mortgage Corp.
       5,000,000      Gold Pool .............................     3.50%        11/01/42         5,254,688
       2,187,463      Pool A94738 (d)........................     4.50%        11/01/40         2,336,339
       1,288,695      Pool K36017 (d)........................     5.00%        09/01/47         1,377,488
                  Federal National Mortgage Association
       3,043,719      Pool 831145 (d)........................     6.00%        12/01/35         3,397,470
       3,210,969      Pool 843971 (d)........................     6.00%        11/01/35         3,600,212
                                                                                             ------------
                                                                                               17,660,540
                                                                                             ------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ............         32,405,410
                  (Cost $33,736,532)                                                         ------------

ASSET-BACKED SECURITIES - 0.5%
                  Green Tree Financial Corp.
          98,912      Series 1997-2, Class A6 ...............     7.24%        06/15/28           105,857


Page 4        See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JANUARY 31, 2013 (UNAUDITED)

    PRINCIPAL                                                    STATED
      VALUE                       DESCRIPTION                    COUPON     STATED MATURITY     VALUE
----------------  -------------------------------------------  -----------  ---------------  ------------

ASSET-BACKED SECURITIES - (CONTINUED)
                  Green Tree Financial Corp. (Continued)
 $       111,907      Series 1997-3, Class A6 ...............     7.32%        03/15/28      $    123,107
         138,030      Series 1997-7, Class A6 ...............     6.76%        07/15/28           147,869
                                                                                             ------------
                  TOTAL ASSET-BACKED SECURITIES ......................................            376,833
                  (Cost $368,001)                                                            ------------

                  TOTAL INVESTMENTS - 115.0% .........................................         87,360,326
                  (Cost $84,703,424) (f)                                                     ------------

    PRINCIPAL
      VALUE                                      DESCRIPTION                                    AMOUNT
----------------  -------------------------------------------------------------------------  ------------

REVERSE REPURCHASE AGREEMENTS - (20.2%)
      (1,670,000) With JP Morgan 0.83% dated 11/01/12, to be repurchased at
                       $1,673,542 on 02/01/13 ........................................         (1,670,000)
      (1,661,798) With JP Morgan 1.71% dated 01/07/13, to be repurchased at
                       $1,664,242 on 02/07/13 ........................................         (1,661,798)
        (713,270) With JP Morgan 1.06% dated 01/07/13, to be repurchased at
                       $713,919 on 02/07/13 ..........................................           (713,270)
      (6,559,000) With JP Morgan 0.45% dated 01/11/13, to be repurchased at
                       $6,561,541 on 02/11/13 ........................................         (6,559,000)
        (739,000) With JP Morgan 1.06% dated 01/11/13, to be repurchased at
                       $739,672 on 02/11/13 ..........................................           (739,000)
      (3,526,000) With JP Morgan 0.44% dated 01/17/13, to be repurchased at
                       $3,527,250 on 02/15/13 ........................................         (3,526,000)
        (489,000) With JP Morgan 1.05% dated 01/25/13, to be repurchased at
                       $489,444 on 02/25/13 ..........................................           (489,000)
                                                                                             ------------
                  TOTAL REVERSE REPURCHASE AGREEMENTS ................................        (15,358,068)
                                                                                             ------------
                  NET OTHER ASSETS AND LIABILITIES - 5.2% ............................          3,971,379
                                                                                             ------------
                  NET ASSETS - 100.0% ................................................       $ 75,973,637
                                                                                             ============

------------------------

(a) Floating or variable rate security. The interest rate shown reflects the rate in effect at January 31, 2013.

(b) Inverse floating rate instrument. The interest rate shown reflects the rate in effect at January 31, 2013.

(c) This security, sold within the terms of a private placement memorandum is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund does not have the right to demand that this security be registered. This security is valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note A in the Notes to Quarterly Portfolio of Investments) and is not expressed as a discount to the carrying value of a comparable unrestricted security. This security was acquired on September 9, 2009, has a current carrying cost of $2,048,795, a carrying value per share of $1.03 and represents 2.80% of net assets.

(d) This security or a portion of this security is segregated as collateral for reverse repurchase agreements.


                See Notes to Quarterly Portfolio of Investments           Page 5

FIRST TRUST MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JANUARY 31, 2013 (UNAUDITED)

(e) This security, sold within the terms of a private placement memorandum is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by Brookfield Investment Management Inc., the Fund's sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2013, securities noted as such amounted to $2,630,152, or 3.46% of net assets.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,563,350 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,906,448.

IO Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

STRIP Separate Trading of Registered Interest and Principal of Securities

------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2013 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):



                                              ASSETS TABLE
                                                                                 LEVEL 2       LEVEL 3
                                                      TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                    VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
                                                    1/31/2013      PRICES        INPUTS         INPUTS
                                                  -------------  -----------  -------------  ------------
Mortgage-Backed Securities......................  $  54,578,083  $        --  $  54,578,083  $         --
U.S. Government Agency Mortgage-Backed
  Securities....................................     32,405,410           --     32,405,410            --
Asset-Backed Securities.........................        376,833           --        376,833            --
                                                  -------------  -----------  -------------  ------------
TOTAL ..........................................  $  87,360,326  $        --  $  87,360,326  $         --
                                                  =============  ===========  =============  ============


                                               LIABILITIES TABLE
                                                                                 LEVEL 2       LEVEL 3
                                                      TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                    VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
                                                    1/31/2013      PRICES        INPUTS         INPUTS
                                                  -------------  -----------  -------------  ------------
Reverse Repurchase Agreements ..................  $ (15,358,068) $        --  $ (15,358,068) $         --
                                                  =============  ===========  =============  ============


All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between Levels at January 31, 2013.



Page 6        See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                        FIRST TRUST MORTGAGE INCOME FUND
                          JANUARY 31, 2013 (UNAUDITED)

                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Mortgage Income Fund ("the Fund") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act). The Fund's securities will be valued as follows:

      U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

      1) benchmark yields;

      2) reported trades;

      3) broker/dealer quotes;

      4) issuer spreads;

      5) benchmark securities;

      6) bids and offers; and

      7) reference data including market research publications.

      Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

In the event that the pricing service or dealer does not provide a valuation, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust may use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security is based on the consideration of all available information, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of security;

      4)    the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the Sub-Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;

      11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and

      12)   other relevant factors.

                        FIRST TRUST MORTGAGE INCOME FUND
                          JANUARY 31, 2013 (UNAUDITED)

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2013, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At January 31, 2013, the Fund had no when-issued, delayed-delivery or forward purchase commitments.

C. REVERSE REPURCHASE AGREEMENTS:

Reverse repurchase agreements were utilized as leverage for the Fund. A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing under which Fund assets are pledged as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the loan will be repaid and the collateral will correspondingly be received back to the Fund. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.


Information for the period ended January 31, 2013:

      Maximum amount outstanding during the period.................. $24,242,850

      Average amount outstanding during the period*................. $21,671,358

      Average Common Shares outstanding during the period...........   4,211,845

      Average debt per Common Share outstanding during the period...       $5.15



* The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the period ended January 31, 2013.

During the period ended January 31, 2013, the interest rates ranged from 0.44% to 1.76%, with a weighted average interest rate of 0.95%, on borrowings by the Fund under reverse repurchase agreements, which had interest expense that aggregated $52,404.

                        FIRST TRUST MORTGAGE INCOME FUND
                          JANUARY 31, 2013 (UNAUDITED)

D. INVERSE FLOATING-RATE SECURITIES:

An inverse floating-rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed-rate security. These instruments are typically used to enhance the yield of the portfolio. These securities are identified on the Portfolio of Investments.

E. STRIPPED MORTGAGE-BACKED SECURITIES:

Stripped Mortgage-Backed Securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an interest-only ("IO security") and all of the principal is distributed to holders of another type of security known as a principal-only security. These securities, if any, are identified on the Portfolio of Investments.

F. INTEREST-ONLY SECURITIES:

An IO Security is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           First Trust Mortgage Income Fund
              ---------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date  March 19, 2013
     -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date  March 19, 2013
     -------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date  March 19, 2013
     -------------------

* Print the name and title of each signing officer under his or her signature.